Description of the Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies

1. Description of the Business and Summary of Significant Accounting Policies

For financial statement presentation and reporting purposes, the Company is the successor to Gaylord Entertainment Company, formerly a Delaware corporation (“Gaylord”). As more fully described in Note 2, as part of the plan to restructure the business operations of Gaylord to facilitate its qualification as a real estate investment trust (“REIT”) for federal income tax purposes, Gaylord merged with and into its wholly-owned subsidiary, Ryman Hospitality Properties, Inc. (formerly known as Granite Hotel Properties, Inc.), a Delaware corporation ( “Ryman”), on October 1, 2012, with Ryman as the surviving corporation (the “Merger”). At 12:01 a.m. on October 1, 2012, the effective time of the Merger, Ryman succeeded to and began conducting, directly or indirectly, all of the business conducted by Gaylord immediately prior to the Merger. The “Company” refers to Ryman and to Gaylord. The reported results contained herein include those of Gaylord through September 30, 2012.

The Company is electing REIT status for the year ended December 31, 2013, and principally operates, through its subsidiaries and its property managers, as applicable, in three business segments: Hospitality; Opry and Attractions; and Corporate and Other. The Company’s fiscal year ends on December 31 for all periods presented.

Business Segments

Hospitality

The Hospitality segment includes the Gaylord Hotels branded hotels and the Inn at Opryland (renamed from the Radisson Hotel at Opryland), as well as the Company’s previous investments in two joint ventures. At December 31, 2012, the Company owns the Gaylord Opryland Resort and Convention Center (“Gaylord Opryland”), the Gaylord Palms Resort and Convention Center (“Gaylord Palms”), the Gaylord Texan Resort and Convention Center (“Gaylord Texan”), the Gaylord National Resort & Convention Center (“Gaylord National”), which the Company refers to collectively as the “Gaylord Hotels,” and the Inn at Opryland. Gaylord Opryland and the Inn at Opryland are both located in Nashville, Tennessee. The Gaylord Palms in Kissimmee, Florida opened in January 2002. The Gaylord Texan in Grapevine, Texas opened in April 2004. The Gaylord National, located in National Harbor, Maryland, opened in April 2008. On October 1, 2012, Marriott International, Inc. (“Marriott”) assumed the day-to-day management of the Gaylord Hotels pursuant to a management agreement for each Gaylord Hotel. On December 1, 2012, Marriott assumed the day-to-day management of the Inn at Opryland pursuant to an additional management agreement.

Opry and Attractions

The Opry and Attractions segment includes all of the Company’s Nashville-based tourist attractions. At December 31, 2012, these include the Grand Ole Opry, the General Jackson Showboat, the Wildhorse Saloon, the Ryman Auditorium and the Gaylord Springs Golf Links (“Gaylord Springs”), among others. The Opry and Attractions segment also includes WSM-AM. Beginning October 1, 2012, Marriott assumed the management of the day-to-day operations of the General Jackson Showboat, Gaylord Springs and the Wildhorse Saloon pursuant to management agreements.

On June 1, 2010, the Company completed the sale of its Corporate Magic business through the transfer of all of its equity interests in Corporate Magic, Inc. Prior to the sale of this business, which is further described in Note 4, Corporate Magic, Inc. was included in the Company’s Opry and Attractions segment. This business specialized in the production of creative events in the corporate entertainment marketplace. Due to the sale of this business, the results of its operations have been classified as discontinued operations in these consolidated financial statements.

Corporate and Other

The Corporate and Other segment includes operating and selling, general and administrative expenses related to the overall management of the Company which are not allocated to the other reportable segments, including costs for the Company’s retirement plans, equity-based compensation plans, information technology, human resources, accounting, and other administrative expenses.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and all of its majority-owned subsidiaries. The Company’s investments in non-controlled entities in which it has the ability to exercise significant influence over operating and financial policies are accounted for by the equity method. The Company’s investments in other entities are accounted for using the cost method. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company analyzes its variable interests, including loans, guarantees, management agreements, leasing arrangements and equity investments, to determine if an entity in which it has a variable interest is a variable interest entity (“VIE”). This analysis primarily includes a qualitative review, which is based on a review of the design of the entity, its organizational structure, including decision-making ability, and relevant financial agreements. This analysis is also used to determine if the Company must consolidate the VIE as the primary beneficiary.

The Company has determined that its hotel subsidiaries are VIEs because each of the hotel’s incentive management fees are significant relative to the total amount of each hotel’s economic performance, these fees are expected to absorb a significant amount of the variability associated with each hotel’s anticipated economic performance, and the Company shares with the manager the power to direct certain activities that significantly impact the hotel’s operating performance, such as approving budgets. The Company has determined that it is the primary beneficiary of each of these VIEs because it has the unilateral authority to direct other activities that most significantly impact the hotels’ economic performance, such as obtaining short- and long-term financing for the hotels and making any decision in regards to selling the hotels subject to certain limitations within the management agreement. In addition, the Company is obligated to receive the residual benefits or to absorb the residual losses from each of the hotels, which could potentially be significant to the hotels. The Company has, therefore, consolidated each of these VIEs.

Cash and Cash Equivalents – Unrestricted

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Cash and Cash Equivalents – Restricted

Restricted cash and cash equivalents primarily represent funds held by our property managers for furniture, fixtures and equipment reserves. In addition, the Company holds certificates of deposit with an original maturity of greater than three months. The Company is required to maintain these certificates of deposit in order to secure its Tennessee workers’ compensation self-insurance obligations.

For purposes of the statements of cash flows, changes in restricted cash and cash equivalents caused by using such funds for furniture, fixtures and equipment replacement are shown as investing activities.

Supplemental Cash Flow Information

Cash paid for interest for the years ended December 31 was comprised of (amounts in thousands):

	2012	2011	2010

Debt interest paid	$40,935	$61,667	$65,231
Capitalized interest	(515)	(620)	(1,188)

Cash paid for interest, net of capitalized interest	$40,420	$61,047	$64,043

Net cash payments of income taxes in 2012 were $1.4 million. Net cash refunds of income tax payments in 2011 and 2010 were $1.5 million and $65.4 million, respectively (net of cash payments of income taxes of $1.3 million and $1.3 million, respectively). Net cash refunds received in 2010 resulted from the carryback of the 2009 tax loss to the Company’s 2007 income tax return. As the properties affected by the flood in Nashville are located in a Federal Disaster Area, the Company elected to deduct the casualty loss in the taxable year immediately preceding the taxable year in which the disaster occurred. Therefore, the Company was permitted to take the deduction on its 2009 federal tax return, which was carried back to the 2007 tax year for a refund.

Accounts Receivable

The Company’s accounts receivable are primarily generated by meetings and convention attendees’ room nights. Receivables arising from these sales are not collateralized. Credit risk associated with the accounts receivable is minimized due to the large and diverse nature of the customer base.

Allowance for Doubtful Accounts

The Company provides allowances for doubtful accounts based upon a percentage of revenue and periodic evaluations of the aging of accounts receivable.

Deferred Financing Costs

Deferred financing costs consist of prepaid interest, loan fees and other costs of financing that are amortized over the term of the related financing agreements, using the effective interest method. During 2012, 2011 and 2010, deferred financing costs of $4.9 million, $5.1 million, and $5.3 million, respectively, were amortized and recorded as interest expense in the accompanying consolidated statements of operations.

As more fully discussed in Note 7, as a result of the refinancing of the Company’s credit facility, the Company wrote off $1.7 million of deferred financing costs, which is included in interest expense in the accompanying consolidated statements of operations for 2011. In addition, as more fully discussed in Note 7, as a result of the Company’s repurchase of portions of its senior notes outstanding, the Company wrote off $0.3 million of deferred financing costs during 2010, which is included as a reduction in the net gain on extinguishment of debt in the accompanying consolidated statements of operations for 2010.

Deferred Management Rights Proceeds

The Company has deferred and amortizes the proceeds received from Marriott that were allocated to the sale of the management rights, as discussed further in Note 2, on a straight line basis over the 65-year term of the hotel management agreements, including extensions, as a reduction in management fee expense for financial accounting purposes.

Property and Equipment

Property and equipment are stated at cost. Improvements and significant renovations that extend the lives of existing assets are capitalized. Interest on funds borrowed to finance the construction of major capital additions is included in the cost of the applicable capital addition. Maintenance and repairs are charged to expense as incurred. Property and equipment are depreciated using the straight-line method over the following estimated useful lives:

Buildings	40 years
Land improvements	20 years
Furniture, fixtures and equipment	3-8 years
Leasehold improvements	The shorter of the lease term or useful life

Impairment of Long-Lived and Other Assets

In accounting for the Company’s long-lived and other assets (including its notes receivable associated with the development of Gaylord National), the Company assesses its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of the assets or asset group may not be recoverable. Recoverability of long-lived assets that will continue to be used is measured by comparing the carrying amount of the asset or asset group to the related total future undiscounted net cash flows. If an asset or asset group’s carrying value is not recoverable through those cash flows, the asset group is considered to be impaired. The impairment is measured by the difference between the assets’ carrying amount and their fair value, which is estimated using discounted cash flow analyses that utilize comprehensive cash flow projections, as well as observable market data to the extent available.

Leases

The Company is a lessee of a 65.3 acre site in Osceola County, Florida on which the Gaylord Palms is located, a 10.0 acre site in Grapevine, Texas on which a portion of the Gaylord Texan is located, and office space, office equipment, and other equipment. The Company’s leases are discussed further in Note 14.

Long-Term Investments

From time to time, the Company has owned minority interest investments in certain businesses. Generally, non-marketable investments (excluding limited partnerships and limited liability company interests) in which the Company owns less than 20 percent are accounted for using the cost method of accounting and investments in which the Company owns between 20 percent and 50 percent and limited partnerships are accounted for using the equity method of accounting.

Other Assets

Other current and long-term assets of continuing operations at December 31 consist of (amounts in thousands):

	2012	2011
Other current assets:
Other current receivables	$18,150	$15,326
Prepaid expenses	16,892	22,424
Inventories	6,495	10,762
Other current assets	297	26

Total other current assets	$41,834	$48,538

	2012	2011
Other long-term assets:
Deferred software costs, net	$8,638	$17,685
Supplemental deferred compensation plan assets	15,580	13,892
Other	8,027	19,136

Total other long-term assets	$32,245	$50,713

Other Current Assets

Other current receivables result primarily from principal payments and interest income accrued on the notes received in connection with the development of Gaylord National and other non-operating income that are due within one year. Prepaid expenses consist of prepayments for property taxes at one of the Company’s hotel properties, insurance and other contracts that will be expensed during the subsequent year. Inventories at December 31, 2012 consist primarily of food and beverage inventory for resale and retail inventory sold in the Opry and Attractions segment. Inventories at December 31, 2011 also included retail inventory sold in the Hospitality segment. The Company began outsourcing the majority of its retail operations in its Hospitality segment during the fourth quarter of 2012. Inventory is carried at the lower of cost or market. Cost is computed on an average cost basis.

Other Long-Term Assets

The Company capitalizes the costs of computer software developed for internal use. Accordingly, the Company has capitalized the external costs and certain internal payroll costs to develop computer software. Deferred software costs are amortized on a straight-line basis over their estimated useful lives of 3 to 5 years. Amortization expense of deferred software costs during 2012, 2011 and 2010 was $10.0 million, $8.7 million, and $8.2 million, respectively.

Other assets at December 31, 2011 included, among various other items, deferred costs associated with the Company’s potential developments in Aurora, Colorado, and Mesa, Arizona, which were written off during 2012, as discussed more fully in Note 2.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities of continuing operations at December 31 consist of (amounts in thousands):

	2012	2011

Trade accounts payable	$57,289	$13,871
Property and other taxes payable	36,074	28,939
Deferred revenues	41,018	44,611
Accrued salaries and benefits	33,806	29,566
Accrued self-insurance reserves	5,264	8,898
Accrued interest payable	4,983	5,589
Other accrued liabilities	39,790	37,501

Total accounts payable and accrued liabilities	$218,224	$168,975

Deferred revenues consist primarily of deposits on advance bookings of hotel rooms and advance ticket sales at the Company’s tourism properties, as well as uncollected attrition and cancellation fees. The Company is self-insured up to a stop loss for certain losses relating to workers’ compensation claims and general liability claims through September 30, 2012, and for certain losses related to employee medical benefits through December 31, 2012. The Company’s insurance program has subsequently transitioned to a low or no deductible program. For workers’ compensation and general liability claims incurred prior to October 1, 2012, and for employee medical benefits claimed prior to January 1, 2013, the Company recognizes self-insured losses based upon estimates of the aggregate liability for uninsured claims incurred using certain actuarial assumptions followed in the insurance industry or the Company’s historical experience. Other accrued liabilities include accruals for, among others, purchasing, meeting planner commissions and utilities.

Income Taxes

The Company establishes deferred tax assets and liabilities based on the difference between the financial statement and income tax carrying amounts of assets and liabilities using existing tax laws and tax rates. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. See Note 13 for more detail on the Company’s income taxes.

Other Long-Term Liabilities

Other long-term liabilities of continuing operations at December 31 consist of (amounts in thousands):

	2012	2011

Pension and postretirement benefits liability	$50,090	$68,386
Straight-line lease liability	68,275	62,570
Deferred compensation liability	15,580	13,892
Unrealized tax benefits	13,162	14,141
Other	5,687	7,220

Total other long-term liabilities	$152,794	$166,209

Revenue Recognition

Revenues from occupied hotel rooms are recognized as earned on the close of business each day and from concessions and food and beverage sales at the time of the sale. Revenues from other services at the Company’s hotels, such as spa, parking, and transportation services, are recognized at the time services are provided. Attrition fees, which are charged to groups when they do not fulfill the minimum number of room nights or minimum food and beverage spending requirements originally contracted for, as well as cancellation fees, are recognized as revenue in the period they are collected. The Company recognizes revenues from the Opry and Attractions segment when services are provided or goods are shipped, as applicable. The Company is required to collect certain taxes from customers on behalf of government agencies and remit these to the applicable governmental entity on a periodic basis. These taxes are collected from customers at the time of purchase, but are not included in revenue. The Company records a liability upon collection from the customer and relieves the liability when payments are remitted to the applicable governmental agency.

Management Fees

The Company pays Marriott a base management fee of 2% of revenues for the properties that Marriott manages, as well as an incentive fee that is based on profitability. Total base management fees to Marriott accrued during 2012 were $5.1 million. The Company did not pay Marriott an incentive fee during 2012. Management fees are presented in the consolidated statements of operations net of the amortization of the deferred management rights proceeds discussed further in Note 2.

Preopening Costs

The Company expenses the costs associated with start-up activities and organization costs associated with its development or reopening of hotels and significant attractions as incurred. The Company’s preopening costs during 2012 primarily relate to a new sports bar entertainment facility at Gaylord Palms that opened in February 2012. The Company’s preopening costs during 2011 primarily relate to a new restaurant concept at the Inn at Opryland that opened in the third quarter of 2011. The Company’s preopening costs during 2010 included costs associated with the reopening of Gaylord Opryland and the Grand Ole Opry House as more fully described in Note 3.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs included in continuing operations were $21.8 million, $22.2 million, and $25.6 million for 2012, 2011 and 2010, respectively.

Stock-Based Compensation

The Company has stock-based employee compensation plans, which are described more fully in Note 9. The Company accounts for its stock-based compensation plan under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 718, “Compensation – Stock Compensation.”

Discontinued Operations

The Company has presented the operating results, financial position and cash flows of Corporate Magic as discontinued operations in the accompanying consolidated financial statements as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012. The results of operations of this business, including impairment and other charges, restructuring charges and any gain or loss on disposal, have been reflected as discontinued operations, net of taxes, in the accompanying consolidated statements of operations and the assets and liabilities of this business are reflected as discontinued operations in the accompanying consolidated balance sheets, as further described in Note 4.

Income (Loss) Per Share

Earnings per share is measured as basic earnings per share and diluted earnings per share. Basic earnings per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding after considering the effect of conversion of dilutive instruments, calculated using the treasury stock method. Net income (loss) per share amounts are calculated as follows for the years ended December 31 (income and share amounts in thousands):

	2012
	Income	Shares	Per Share

Net loss	$(26,644)	47,602	$(0.56)
Effect of dilutive stock-based compensation	—	—	—

Net loss – assuming dilution	$(26,644)	47,602	$(0.56)

	2011
	Loss	Shares	Per Share

Net income	$10,177	48,351	$0.21
Effect of dilutive stock-based compensation	—	787	—
Effect of convertible notes	—	645	—

Net income – assuming dilution	$10,177	49,783	$0.20

	2010
	Loss	Shares	Per Share

Net loss	$(89,128)	47,256	$(1.89)
Effect of dilutive stock-based compensation	—	—	—

Net loss – assuming dilution	$(89,128)	$47,256	$(1.89)

For 2012 and 2010, the effect of dilutive common stock equivalents was the equivalent of approximately 861,000 and 709,000 shares, respectively, of common stock outstanding. Because the Company had a loss from continuing operations during 2012 and 2010, these incremental shares were excluded from the computation of dilutive earnings per share for those years as the effect of their inclusion would have been anti-dilutive.

Additionally, the Company had approximately 602,000, 1,401,000 and 1,628,000 stock-based compensation awards outstanding as of December 31, 2012, 2011, and 2010, respectively, that could potentially dilute earnings per share in the future but were excluded from the computation of diluted earnings per share for 2012, 2011 and 2010, respectively, as the effect of their inclusion would have been anti-dilutive.

As discussed in Note 7, in 2009, the Company issued 3.75% Convertible Senior Notes due 2014 (the “Convertible Notes”). The Company intends to settle the face value of the Convertible Notes in cash upon conversion/maturity. Any conversion spread associated with the conversion/maturity of the Convertible Notes may be settled in cash or shares of the Company’s common stock. The effect of potentially issuable shares under this conversion spread for the years ended December 31, 2012 and 2010 was the equivalent of approximately 3,774,000 and 413,000 shares, respectively, of common stock outstanding. Because the Company had a loss from continuing operations during 2012 and 2010, these incremental shares were excluded from the computation of dilutive earnings per share for those periods as the effect of their inclusion would have been anti-dilutive. The Convertible Notes are currently convertible through March 31, 2013; however, at this time, the Company has not processed any of the Convertible Notes for conversion.

In connection with the issuance of the Convertible Notes, the Company sold common stock purchase warrants to counterparties affiliated with the initial purchasers of the Convertible Notes whereby the warrant holders may purchase, as adjusted for the special dividend discussed in Note 2, approximately 16.0 million shares of Company common stock at an adjusted price per share of $27.00, subject to anti-dilution adjustments. Additional adjustments will be made for quarterly cash dividends pursuant to customary anti- dilution adjustments. If the average closing stock price of the Company’s stock during a reporting period exceeds this strike price, these warrants will be dilutive. The warrants may only be settled in shares of the Company’s common stock. The effect of potentially issuable shares under these warrants for 2012, 2011 and 2010 was the equivalent of approximately 1,328,721, 0 and 0 shares, respectively, of common stock outstanding. Because the Company had a loss from continuing operations during 2012, these incremental shares were excluded from the computation of diluted earnings per share for that period as the effect of their inclusion would have been anti-dilutive.

Derivatives and Hedging Activities

As more fully discussed in Note 8, the Company sometimes utilizes derivative financial instruments to reduce interest rate risks related to its variable rate debt and to manage risk exposure to changes in the value of portions of its fixed rate debt, as well as changes in the prices at which the Company purchases natural gas. The Company records derivatives in the statement of financial position and measures derivatives at fair value. Changes in the fair value of those instruments are reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

Financial exposures are managed as an integral part of the Company’s risk management program, which seeks to reduce the potentially adverse effect that the volatility of the interest rate and natural gas commodity markets may have on operating results. The Company does not engage in speculative transactions, nor does it hold or issue financial instruments for trading purposes. The Company formally documents hedging instruments and hedging items, as well as its risk management objective and strategy for undertaking hedged items. This process includes linking all derivatives that are designated as fair value and cash flow hedges to specific assets, liabilities or firm commitments on the consolidated balance sheet or to forecasted transactions. The Company also formally assesses, both at inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair value or cash flows of hedged items. When it is determined that a derivative is not highly effective, the derivative expires or is sold or terminated, or the derivative is discontinued because it is unlikely that a forecasted transaction will occur, the Company discontinues hedge accounting prospectively for that specific hedge instrument.

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Newly Issued Accounting Standards

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, Topic 820, “Fair Value Measurements,” to clarify existing guidance and to require more detailed disclosures relating to Level 3 fair value measurements. In addition, this ASU requires that a reporting entity should provide the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the footnotes. The Company adopted this ASU in the first quarter of 2012 and this adoption did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220, “Comprehensive Income,” to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In either instance, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. Portions of this ASU were deferred, and the Company adopted the required portions of this ASU in the first quarter of 2012. This adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Topic 220, “Comprehensive Income,” which adds new disclosure requirements for items reclassified out of accumulated other comprehensive income. The ASU is intended to help entities improve the transparency of changes in other comprehensive income and items reclassified out of accumulated other comprehensive income in their financial statements. It does not amend any existing requirements for reporting net income or other comprehensive income in the financial statements. The Company will adopt this ASU in the first quarter of 2013 and does not expect this adoption to have a material impact on the Company’s consolidated financial statements.